Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement [Abstract]
Revenue (note 1 (k))	$ 492,919	$ 589,174	$ 589,370
Cost of sales	261,057	340,107	322,429
Gross margin	231,862	249,067	266,941
Operating expenses
Selling, marketing and administration	103,561	116,681	176,243
Research and development	43,606	40,267	48,811
Depreciation and amortization of property and equipment (note 5)	11,266	16,357	21,190
Amortization of intangible assets (notes 1(h) and 7)	71	22,367	9,571
Restructuring costs (note 2)	6,108	5,891	20,774
Impairment of goodwill (note 6)			34,173
Impairment of property and equipment (note 5)			2,194
(Gain) loss on sale of long-lived assets (note 7)	(84)	(4,151)	88
Total operating expenses	164,528	197,412	313,044
Operating income (loss)	67,334	51,655	(46,103)
Non-operating expenses
Interest expense	19,958	21,446	12,761
Foreign exchange loss	11,107	9,904	5,003
Other income	(712)	(759)	(394)
Total non-operating expenses	30,353	30,591	17,370
Income (loss) before income taxes	36,981	21,064	(63,473)
Income tax expense (recovery) (note 13)
Current	(1,945)	5,097	(1,315)
Deferred	14,798	(4,577)	(7,663)
Income tax expense (recovery)	12,853	520	(8,978)
Net income (loss)	$ 24,128	$ 20,544	$ (54,495)
Earnings (loss) per share (note 14)
Basic	$ 0.20	$ 0.17	$ (0.45)
Diluted	$ 0.19	$ 0.16	$ (0.45)